Goldman Sachs Trend Driven Allocation Fund Investment Strategy - Institutional [Member] - Goldman Sachs Trend Driven Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund primarily seeks to achieve its investment objective by investing in a portfolio of U.S. and non-U.S. equity securities and U.S. fixed income securities. The Fund may invest in one or a combination of the following securities and instruments: pooled investment vehicles, including exchange-traded funds (“ETFs”) and other investment companies; equity securities of U.S. and non-U.S. issuers; U.S. fixed income securities; and derivatives that provide exposure to a broad spectrum of asset classes and geographic regions. Under normal market conditions, the Fund expects to invest at least 50% of its assets in equity investments and at least 30% of its assets in fixed income investments. The Investment Adviser makes investment decisions based upon its analysis of “trends” from around the world. Trends are used by the Investment Adviser to allocate the Fund’s relative weighting to equity and fixed income securities. The trends analyzed by the Investment Adviser are based on, but are not limited to, relative considerations around the prices and volatility of the underlying markets. These considerations assess recent prices of an asset relative to historical prices and an asset’s current volatility relative to its historical volatility. If recent prices are higher than measures of historical prices for an asset, the Investment Adviser generally considers there to be a positive (strong) trend for these assets, whereas recent prices below such measures generally indicate negative (poor) trends. If the current measure of volatility is elevated relative to historic realizations of this volatility measure for an asset, the Investment Adviser generally considers there to be a negative (poor) trend for this asset, whereas volatility that is less elevated indicates positive (strong) trends. Further, as a result of the trends analysis, the Investment Adviser may allocate more of the Fund’s assets to investments with relatively strong recent trends and allocate assets away from investments with relatively poor recent trends. The percentage of the Fund’s portfolio exposed to any asset class or geographic region will vary from time to time as the weightings of the Fund change, and the Fund may not be invested in each asset class at all times. At times, the Fund may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation of the strategy. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating. As part of the Fund’s investment strategy, the Investment Adviser seeks to manage volatility and limit losses by allocating the Fund’s assets away from risky investments in distressed or volatile market environments. In this context, volatility is a statistical measurement of the magnitude of up and/or down fluctuations in the value of a financial instrument or index. In distressed or volatile market environments, the Fund may also hold significant amounts of U.S. Treasury, short-term, or other fixed income investments, including money market funds and repurchase agreements or cash, and at times may invest up to 100% of its assets in such investments. While the Investment Adviser attempts to manage the Fund’s volatility, there can be no guarantee that the Fund will be successful. The Fund’s investments in derivatives may include: (i) futures contracts, including futures based on securities and/or indices; (ii) swaps, including interest rate, total return, variance, and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; and (iv) structured notes. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Quantitative Investment Strategies (“QIS”) team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the investments of the Fund. The Fund may make investment decisions that deviate from those generated by the QIS team’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, including the trends analyzed, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research. The Investment Adviser measures the Fund’s performance against a composite of 60% Morgan Stanley Capital International (MSCI) World Index (Net, USD, Hedged) / 40% Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged) (the “60% MSCI World / 40% Bloomberg U.S. Treasury Index” or “Composite Index”), as discussed further under “Performance.”